LADENBURG INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2021

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 91.8%
	EQUITY - 21.7%
4,246	iShares Core MSCI Emerging Markets ETF	$ 262,233
7,036	Schwab U.S. Large-Cap Growth ETF	1,041,962
13,600	Schwab U.S. Large-Cap Value ETF	917,728
2,673	Schwab US Small-Cap ETF	267,567
1,107	Vanguard Mid-Cap Growth ETF	261,584
1,905	Vanguard Mid-Cap Value ETF	265,957
		3,017,031
	FIXED INCOME - 70.1%
10,598	iShares Core U.S. Aggregate Bond ETF	1,216,968
22,421	iShares Trust iShares 1-5 Year Investment Grade	1,225,083
78,836	SPDR Doubleline Total Return Tactical ETF	3,809,357
27,103	Vanguard Intermediate-Term Bond ETF	2,424,092
13,282	Vanguard Short-Term Bond ETF	1,088,327
		9,763,827

	TOTAL EXCHANGE-TRADED FUNDS (Cost $12,020,480)	12,780,858

	OPEN END FUNDS — 3.1%
16,792	JPMorgan Hedged Equity Fund, Class I	434,744

	TOTAL OPEN END FUNDS (Cost $341,099)	434,744

	SHORT-TERM INVESTMENTS — 5.2%
	MONEY MARKET FUNDS - 5.2%
726,303	First American Government Obligations Fund, Class X, 0.03% (Cost $726,303)(a)	726,303

	TOTAL INVESTMENTS - 100.1% (Cost $13,087,882)	$ 13,941,905
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(18,392)
	NET ASSETS - 100.0%	$ 13,923,513

ETF	- Exchange-Traded Fund
MSCI	- Morgan Stanley Capital International
SPDR	- Standard & Poor's Depositary Receipt

LADENBURG INCOME & GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2021

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 95.2%
	EQUITY - 43.0%
19,105	iShares Core MSCI Emerging Markets ETF	$ 1,179,925
64,965	Schwab U.S. Large-Cap Growth ETF	9,620,666
121,130	Schwab U.S. Large-Cap Value ETF	8,173,852
12,428	Schwab US Small-Cap ETF	1,244,043
17,035	Vanguard Mid-Cap Growth ETF	4,025,371
23,272	Vanguard Mid-Cap Value ETF	3,249,004
		27,492,861
	FIXED INCOME - 52.2%
55,159	iShares Core U.S. Aggregate Bond ETF	6,333,908
34,562	iShares Trust iShares 1-5 Year Investment Grade	1,888,468
261,338	SPDR Doubleline Total Return Tactical ETF	12,627,852
77,732	Vanguard Intermediate-Term Bond ETF	6,952,350
69,060	Vanguard Short-Term Bond ETF	5,658,776
		33,461,354

	TOTAL EXCHANGE-TRADED FUNDS (Cost $52,415,928)	60,954,215

	OPEN END FUNDS — 4.0%
98,663	JPMorgan Hedged Equity Fund, Class I	2,554,375

	TOTAL OPEN END FUNDS (Cost $2,006,813)	2,554,375

	SHORT-TERM INVESTMENTS — 0.9%
	MONEY MARKET FUNDS - 0.9%
544,986	First American Government Obligations Fund, Class X, 0.03% (Cost $544,986)(a)	544,986

	TOTAL INVESTMENTS - 100.1% (Cost $54,967,727)	$ 64,053,576
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(90,509)
	NET ASSETS - 100.0%	$ 63,963,067

ETF	- Exchange-Traded Fund
MSCI	- Morgan Stanley Capital International
SPDR	- Standard & Poor's Depositary Receipt

LADENBURG GROWTH & INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2021

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 94.3%
	EQUITY - 63.2%
53,060	iShares Core MSCI Emerging Markets ETF	$ 3,276,986
99,037	KraneShares Emerging Markets Consumer Technology	2,666,076
270,915	Schwab U.S. Large-Cap Growth ETF	40,119,801
497,199	Schwab U.S. Large-Cap Value ETF	33,550,989
67,385	Schwab US Small-Cap ETF	6,745,239
53,940	Vanguard Mid-Cap Growth ETF	12,746,022
95,390	Vanguard Mid-Cap Value ETF	13,317,398
		112,422,511
	FIXED INCOME - 31.1%
133,066	iShares Core U.S. Aggregate Bond ETF	15,279,968
277,027	SPDR Doubleline Total Return Tactical ETF	13,385,945
129,819	Vanguard Intermediate-Term Bond ETF	11,611,011
184,390	Vanguard Short-Term Bond ETF	15,108,917
		55,385,841

	TOTAL EXCHANGE-TRADED FUNDS (Cost $134,618,710)	167,808,352

	OPEN END FUNDS — 3.9%
270,226	JPMorgan Hedged Equity Fund, Class I	6,996,159

	TOTAL OPEN END FUNDS (Cost $5,552,846)	6,996,159

	SHORT-TERM INVESTMENTS — 1.9%
	MONEY MARKET FUNDS - 1.9%
3,358,608	First American Government Obligations Fund, Class X, 0.03% (Cost $3,358,608)(a)	3,358,608

	TOTAL INVESTMENTS - 100.1% (Cost $143,530,164)	$ 178,163,119
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(222,205)
	NET ASSETS - 100.0%	$ 177,940,914

ETF	- Exchange-Traded Fund
MSCI	- Morgan Stanley Capital International
SPDR	- Standard & Poor's Depositary Receipt

LADENBURG GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2021

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 95.8%
	EQUITY - 81.6%
55,383	iShares Core MSCI Emerging Markets ETF	$ 3,420,454
122,580	KraneShares Emerging Markets Consumer Technology	3,299,854
204,912	Schwab U.S. Large-Cap Growth ETF	30,345,418
385,877	Schwab U.S. Large-Cap Value ETF	26,038,980
80,145	Schwab US Small-Cap ETF	8,022,515
53,183	Vanguard Mid-Cap Growth ETF	12,567,143
65,169	Vanguard Mid-Cap Value ETF	9,098,244
		92,792,608
	FIXED INCOME - 14.2%
60,256	iShares Core U.S. Aggregate Bond ETF	6,919,196
48,071	SPDR Doubleline Total Return Tactical ETF	2,322,791
85,017	Vanguard Short-Term Bond ETF	6,966,293
		16,208,280

	TOTAL EXCHANGE-TRADED FUNDS (Cost $82,751,064)	109,000,888

	OPEN END FUNDS — 4.0%
175,298	JPMorgan Hedged Equity Fund, Class I	4,538,460

	TOTAL OPEN END FUNDS (Cost $3,708,650)	4,538,460

	SHORT-TERM INVESTMENTS — 0.3%
	MONEY MARKET FUNDS - 0.3%
390,727	First American Government Obligations Fund, Class X, 0.03% (Cost $390,727)(a)	390,727

	TOTAL INVESTMENTS - 100.1% (Cost $86,850,441)	$ 113,930,075
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(138,556)
	NET ASSETS - 100.0%	$ 113,791,519

ETF	- Exchange-Traded Fund
MSCI	- Morgan Stanley Capital International
SPDR	- Standard & Poor's Depositary Receipt

LADENBURG AGGRESSIVE GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2021

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 94.0%
	EQUITY - 90.0%
27,598	iShares Core MSCI Emerging Markets ETF	$ 1,704,452
60,561	KraneShares Emerging Markets Consumer Technology	1,630,302
82,958	Schwab U.S. Large-Cap Growth ETF	12,285,250
146,335	Schwab U.S. Large-Cap Value ETF	9,874,686
42,994	Schwab US Small-Cap ETF	4,303,699
23,762	Vanguard Mid-Cap Growth ETF	5,614,961
24,644	Vanguard Mid-Cap Value ETF	3,440,549
		38,853,899
	FIXED INCOME - 4.0%
15,149	iShares Core U.S. Aggregate Bond ETF	1,739,560

	TOTAL EXCHANGE-TRADED FUNDS (Cost $30,225,001)	40,593,459

	OPEN END FUNDS — 4.0%
66,745	JPMorgan Hedged Equity Fund, Class I	1,728,041

	TOTAL OPEN END FUNDS (Cost $1,451,023)	1,728,041

	SHORT-TERM INVESTMENTS — 2.1%
	MONEY MARKET FUNDS - 2.1%
888,931	First American Government Obligations Fund, Class X, 0.03% (Cost $888,931)(a)	888,931

	TOTAL INVESTMENTS - 100.1% (Cost $32,564,955)	$ 43,210,431
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(63,635)
	NET ASSETS - 100.0%	$ 43,146,796

ETF	- Exchange-Traded Fund
MSCI	- Morgan Stanley Capital International